PROVISIONS - Estimated Undiscounted Amounts Of Cash Flows Required To Settle Obligations (Details) - 12 months ended Dec. 31, 2019 $ in Millions, $ in Millions	USD ($)	CAD ($)
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	$ 189.8	$ 201.3
Rosebel mine
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	$ 108.3	0.0
Average Real Discount Rates	0.40%
Essakane S.A.
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	$ 81.5	0.0
Average Real Discount Rates	0.20%
Doyon mine
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	$ 0.0	174.5
Average Real Discount Rates	0.00%
Other Canadian sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	$ 0.0	$ 26.8
Average Real Discount Rates	0.00%